Deconsolidation of Certain Interests (Supplemental Pro Forma Information due to Consolidation of Borgata) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Gaming									$ 1,847,167	$ 1,799,724	$ 1,863,249
Food and beverage									307,442	303,404	306,075
Room									163,509	157,427	150,258
Other									123,959	122,237	122,813
Gross revenues									2,442,077	2,382,792	2,442,395
Less promotional allowances									242,645	240,537	243,657
Net Revenues	$ 542,674	$ 546,313	$ 559,867	$ 550,578	$ 531,593	$ 528,897	$ 540,680	$ 541,085	2,199,432	2,142,255	2,198,738
Gaming									900,922	888,414	921,486
Food and beverage									168,096	168,730	169,033
Room									41,298	41,132	41,404
Other									80,508	86,166	86,958
Selling, general and administrative									322,420	327,599	341,446
Maintenance and utilities									104,548	109,526	106,695
Depreciation and amortization									207,118	208,915	218,667
Corporate expense									76,941	75,626	63,249
Project development, preopening and writedowns									6,907	13,747	10,371
Total operating costs and expenses									1,928,230	1,968,523	1,967,521
Operating Income (Loss)	46,802	69,423	83,094	71,883	11,621	41,802	58,749	61,560	271,202	173,732	231,217
Interest income									(1,858)	(1,879)	(2,147)
Interest expense, net of amounts capitalized									224,590	230,060	262,995
Loss on early extinguishments of debt									40,733	1,536	28,346
Total other expense, net									267,141	229,765	287,104
Income (loss) from continuing operations before income taxes									4,061	(56,033)	(55,887)
Income taxes benefit (provision)									6,634	5,408	(7,684)
Net income (loss)									47,234	(53,041)	(80,708)
Less: net income (loss) attributable to noncontrolling interest									0	0	(444)
Net Income (Loss) Attributable to Parent	$ (6,869)	$ 25,425	$ (6,425)	$ 35,103	$ (32,423)	$ (15,105)	$ 669	$ (6,182)	$ 47,234	$ (53,041)	$ (80,264)